Post-Employment Benefits - Reconciliation of the net defined benefit liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-Employment Benefits
Net defined liability at January 1	€ 126	€ 8
Defined benefit cost recognized in consolidated statement of operations	48	21
Defined benefit cost recognized in other comprehensive income	44	114
Employer contributions	25	20
Currency effects		3
Net defined liability at December 31	€ 193	€ 126